UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   SEPTEMBER 30, 2000
                                                 ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Yeager, Wood &  Marshall, Inc.
                  -------------------------------------------------
Address:          630 Fifth Avenue, Suite 2900
                  -------------------------------------------------
                  New York, NY  10111
                  -------------------------------------------------

Form 13F File Number:    28-113
                         ------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gordon M. Marchand
         -----------------------------------------------
Title:   Vice President, Treasurer & Corporate Secretary
         -----------------------------------------------
Phone:   212-765-5350
         -----------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Gordon M. Marchand          New York, NY               NOVEMBER 10, 2000
    ----------------------------    -------------------------  -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                          0
                                                  -------------------------

Form 13F Information Table Entry Total:                     21
                                                  -------------------------

Form 13F Information Table Value Total:                $ 385,749,352
                                                  -------------------------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



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PAGE:    1 OF:   1      FORM 13F      NAME OF REPORTING MANAGER: YEAGER, WOOD & MARSHALL, INC.            #028-00113  DATE:09/30/00


      ITEM 1:           ITEM 2:       ITEM 3:        ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP        FAIR MARKET   SHARES OR   INVESTMENT  DISCRETION MANAGER  VOTING  AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER          SOLE    SHARED    NONE
ABBOTT LABORATORIES   COMMON STOCK   002824100           12,781      268,722    X                            114900          153822
AMERICAN INT'L GROUP  COMMON STOCK   026874107           28,452      297,341    X                            101915          195426
AUTOMATIC DATA        COMMON STOCK   053015103           21,397      319,962    X                            118400          201562
 PROCESSING, INC.
AMERICAN EXPRESS      COMMON STOCK   025816109            9,471      155,900    X                             70800           85100
COLGATE-PALMOLIVE CO  COMMON STOCK   194162103           12,665      268,324    X                             82400          185924
DELL COMPUTER CORP.   COMMON STOCK   247025109           11,120      360,890    X                            154250          206640
GILLETTE COMPANY      COMMON STOCK   375766102           11,910      385,753    X                            141424          244329
HOME DEPOT INC.       COMMON STOCK   437076102           26,965      508,165    X                            156250          351915
JOHNSON & JOHNSON     COMMON STOCK   478160104           17,451      185,772    X                             73150          112622
COCA COLA COMPANY     COMMON STOCK   191216100           18,313      332,206    X                            132600          199606
MARRIOTT INTERNAT'L   COMMON STOCK   571903202           17,923      491,895    X                            238800          253095
MCDONALD'S CORP       COMMON STOCK   580135101           16,598      549,826    X                            189700          360126
MERCK & CO. INC.      COMMON STOCK   589331107           15,409      207,010    X                            106200          100810
MICROSOFT CORP        COMMON STOCK   594918104            3,462       57,400    X                                             57400
PFIZER, INC.          COMMON STOCK   717081103           22,695      505,045    X                            235800          269245
STARBUCKS CORP.       COMMON STOCK   855244109           26,458      660,420    X                            278260          382160
STAPLES INC.          COMMON STOCK   855030102           13,725      967,410    X                            490325          477085
STATE STREET CORP.    COMMON STOCK   857477103           33,080      254,460    X                             92350          162110
TIFFANY & COMPANY     COMMON STOCK   886547108           32,634      846,250    X                            278470          567780
WAL-MART STORES       COMMON STOCK   931142103           24,844      516,241    X                            173813          342428
WM. WRIGLEY, JR. CO.  COMMON STOCK   982526105            8,396      112,136    X                             52100           60036
GRAND TOTAL:                                        385,749,352
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